DEBT - Contractual Undiscounted Cash Flows (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 3,075,081	€ 3,574,144
As reported at December 31, 2024	2,884,220	3,351,888	€ 2,477,186
Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,017,318	1,404,026
As reported at December 31, 2024	962,309	1,334,277
Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	518,924	536,230
Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,174,959	784,172
Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	363,880	849,716
As reported at December 31, 2024		3,351,888
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,342,960	1,402,792
As reported at December 31, 2024	1,288,390	1,342,255	1,166,473
Asset-backed financing (Securitizations) | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	702,097	685,427
As reported at December 31, 2024	669,185	649,173
Asset-backed financing (Securitizations) | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	387,018	435,082
Asset-backed financing (Securitizations) | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	253,845	282,283
Asset-backed financing (Securitizations) | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2024		1,342,255
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,054,454	1,535,206
As reported at December 31, 2024	959,275	1,412,973	903,673
Bonds and notes | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	23,075	480,802
As reported at December 31, 2024	12,368	459,056
Bonds and notes | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	23,075	23,075
Bonds and notes | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	705,722	218,525
Bonds and notes | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	302,582	812,804
As reported at December 31, 2024		1,412,973
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	443,849	440,853
As reported at December 31, 2024	428,021	414,633	290,930
Total borrowings from banks and other financial institutions | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	209,710	152,858
As reported at December 31, 2024	203,021	143,800
Total borrowings from banks and other financial institutions | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	79,819	53,683
Total borrowings from banks and other financial institutions | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	154,320	234,312
Total borrowings from banks and other financial institutions | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2024		414,633
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	187,431	139,536
As reported at December 31, 2024	162,147	126,270	73,047
Lease liabilities | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	36,049	29,182
As reported at December 31, 2024	31,348	26,491
Lease liabilities | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	29,012	24,390
Lease liabilities | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	61,072	49,052
Lease liabilities | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	61,298	36,912
As reported at December 31, 2024		126,270
Other debt
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	46,387	55,757
As reported at December 31, 2024	46,387	55,757	€ 43,063
Other debt | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	46,387	55,757
As reported at December 31, 2024	46,387	55,757
Other debt | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 0	0
As reported at December 31, 2024		€ 55,757